MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale:
Amortized cost	$ 135	$ 139
Gross unrealized gains	19	7
Gross unrealized losses	1	7
Estimated Fair Value	153	139
Net realized gains and (losses) on sales of available-for-sale securities	1	(6)	2
Equity Securities [Member]
Available-for-sale:
Amortized cost	65	81
Gross unrealized gains	10	4
Gross unrealized losses	1	7
Estimated Fair Value	74	78
Corporate Bonds [Member]
Available-for-sale:
Amortized cost	36	47
Gross unrealized gains	6	2
Gross unrealized losses
Estimated Fair Value	42	49
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost	34	11
Gross unrealized gains	3	1
Gross unrealized losses
Estimated Fair Value	$ 37	$ 12